Acquisitions (Details) - EUR (€)		2 Months Ended	6 Months Ended	12 Months Ended
	Nov. 01, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Jul. 01, 2022	Dec. 31, 2021
Acquisitions
Earn-out provision		€ 306,000	€ 306,000	€ 306,000		€ 1,103,000
Gain recognised in bargain purchase transaction				4,908,000
Evotec (Modena) Srl., Medolla, Italy
Acquisitions
Ownership interest acquired (in percent)					100.00%
Purchase price in cash					€ 23,000,000
Contingent consideration					14,000
Earn-out provision		14,000	14,000	14,000
Intangible assets					727,000
Goodwill					19,622,000
Net profit (loss) since acquisition date			159,000
Revenue since acquisition date			€ 1,715,000
Revenue, combined entity				1,781,000
Net profit (loss), combined entity				(889,000)
Transaction costs				773,000
Evotec (Modena) Srl., Medolla, Italy | Developed technology for cell-based gene therapy product
Acquisitions
Intangible assets					120,000
Evotec (Modena) Srl., Medolla, Italy | Two other developed technologies
Acquisitions
Intangible assets					€ 0
Evotec Drug Substance (Germany), Halle, Germany
Acquisitions
Ownership interest acquired (in percent)	100.00%
Purchase price in cash	€ 1
Intangible assets	23,000
Order backlog	(2,200,000)
Fair value adjustment of inventories	(981,000)
Gain recognised in bargain purchase transaction	€ 4,909,000
Net profit (loss) since acquisition date		(559,000)
Revenue since acquisition date		€ 2,097,000
Revenue, combined entity				5,396,000
Net profit (loss), combined entity				(5,261,000)
Transaction costs				€ 943,000